ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Movements in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements in the allowance for doubtful accounts
Balance at the beginning of the year	¥ (1,517,099)	¥ (1,566,129)	¥ (1,951,419)
Additions	(79,980)	(108,963)	(174,237)
Write-offs	98,428	157,993	559,527
Balance at the end of the year	¥ (1,498,651)	¥ (1,517,099)	¥ (1,566,129)